Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

(a)	(b)	(c)	(d)	(e)	(f)	(g)	(h)	(i)
					Value of Initial Fixed $100
					Investment Based on:
			Average
	Summary		Summary	Average		Peer Group
	Compensation	Compensation	Compensation	Compensation	Total	Total
	Table Total for	Actually Paid to	Table Total for	Actually Paid to	Shareholder	Shareholder		Adjusted
	PEO	PEO	Non-PEO NEOs	Non-PEO NEOs	Return	Return	Net Income	EBITDA
Year	($)	($)(1)	($)	($)(1)	($)	($)(2)	($)	($)(3)
2023	11,241	11,241	1,875,844	2,230,735	230.89	163.48	50,601,000	286,213,000
2022	11,192	11,192	1,399,769	(736,820)	184.85	112.44	351,031,000	653,390,000
2021	20,011,035	20,011,035	3,077,543	5,361,043	306.20	172.56	642,075,000	942,126,000
2020	10,971	10,971	3,741,159	4,059,400	190.21	145.48	344,215,000	564,989,000

(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Marcus A. Lemonis	Karin L. Bell, Matthew D. Wagner, Lindsey J. Christen and Thomas E. Kirn
2022	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara R. Ward and Matthew D. Wagner
2021	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara R. Ward and Matthew D. Wagner
2020	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara R. Ward and Melvin L. Flanigan

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
		Average Non-
Adjustments	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(793,385)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	814,112
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	258,451
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	75,713
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
TOTAL ADJUSTMENTS	—	354,891

(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Consumer Discretionary Distribution & Retailing Index (formerly named the S&P 500 Retailing Index).
(3)

Adjusted EBITDA is a non-GAAP measure. For a reconciliation of Adjusted EBITDA to net income, see “Appendix A — Non-GAAP Financial Measures”. We selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under the Company’s annual performance-based cash incentive program.

Company Selected Measure Name	Adjusted EBITDA
Named Executive Officers, Footnote

(1)

Amounts represent compensation actually paid to our PEO and the average compensation actually paid to our remaining NEOs for the relevant fiscal year, as determined under SEC rules (and described below), which includes the individuals indicated in the table below for each fiscal year:

Year	PEO	Non-PEO NEOs
2023	Marcus A. Lemonis	Karin L. Bell, Matthew D. Wagner, Lindsey J. Christen and Thomas E. Kirn
2022	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara R. Ward and Matthew D. Wagner
2021	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara R. Ward and Matthew D. Wagner
2020	Marcus A. Lemonis	Karin L. Bell, Brent L. Moody, Tamara R. Ward and Melvin L. Flanigan

Peer Group Issuers, Footnote
(2)	For the relevant fiscal year, represents the cumulative TSR (the “Peer Group TSR”) of the S&P 500 Consumer Discretionary Distribution & Retailing Index (formerly named the S&P 500 Retailing Index).

PEO Total Compensation Amount	$ 11,241	$ 11,192	$ 20,011,035	$ 10,971
PEO Actually Paid Compensation Amount	$ 11,241	11,192	20,011,035	10,971
Adjustment To PEO Compensation, Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
		Average Non-
Adjustments	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(793,385)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	814,112
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	258,451
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	75,713
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
TOTAL ADJUSTMENTS	—	354,891

Non-PEO NEO Average Total Compensation Amount	$ 1,875,844	1,399,769	3,077,543	3,741,159
Non-PEO NEO Average Compensation Actually Paid Amount	$ 2,230,735	(736,820)	5,361,043	4,059,400
Adjustment to Non-PEO NEO Compensation Footnote

Compensation actually paid to our NEOs represents the “Total” compensation reported in the Summary Compensation Table for the applicable fiscal year, as adjusted as follows:

	2023
		Average Non-
Adjustments	PEO	PEO NEOs
Deduction for Amounts Reported under the “Stock Awards” and “Option Awards” Columns in the Summary Compensation Table for Applicable FY	—	(793,385)
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End	—	814,112
Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Vested during Applicable FY, determined as of Vesting Date	—	—
Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End	—	258,451
Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date	—	75,713
Deduction of ASC 718 Fair Value of Awards Granted during Prior FY that were Forfeited during Applicable FY, determined as of Prior FY End	—	—
TOTAL ADJUSTMENTS	—	354,891

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Total Shareholder Return Amount	$ 230.89	184.85	306.20	190.21
Peer Group Total Shareholder Return Amount	163.48	112.44	172.56	145.48
Net Income (Loss)	$ 50,601,000	$ 351,031,000	$ 642,075,000	$ 344,215,000
Company Selected Measure Amount	286,213,000	653,390,000	942,126,000	564,989,000
PEO Name	Marcus A. Lemonis
Measure:: 1
Pay vs Performance Disclosure
Name	Adjusted EBITDA
Non-GAAP Measure Description
(3)

Adjusted EBITDA is a non-GAAP measure. For a reconciliation of Adjusted EBITDA to net income, see “Appendix A — Non-GAAP Financial Measures”. We selected Adjusted EBITDA as the Company-Selected Measure due to it being an important financial performance measure that helps link compensation actually paid to the Company’s NEOs to the Company’s performance for the most recently completed fiscal year. Specifically, Adjusted EBITDA is used to evaluate performance under the Company’s annual performance-based cash incentive program.

Non-PEO NEO | TOTAL ADJUSTMENTS
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 354,891
Non-PEO NEO | Deduction for Amounts Reported under the "Stock Awards" and "Option Awards" Columns in the Summary Compensation Table for Applicable FY
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(793,385)
Non-PEO NEO | Increase based on ASC 718 Fair Value of Awards Granted during Applicable FY that Remain Unvested as of Applicable FY End, determined as of Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	814,112
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that were Outstanding and Unvested as of Applicable FY End, determined based on change in ASC 718 Fair Value from Prior FY End to Applicable FY End
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	258,451
Non-PEO NEO | Increase/deduction for Awards Granted during Prior FY that Vested During Applicable FY, determined based on change in ASC 718 Fair Value from Prior FY End to Vesting Date
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 75,713